Note 11 - Net Income (Loss) Per Share Attributable to Common Stockholders 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31,
	2026	2025

Numerator
Net income (loss)	$5,179	$(15,591)

Denominator
Weighted average shares used to compute net income (loss) per share, basic	240,649,773	227,923,636
Effect of dilutive shares:
Stock-based compensation plans	1,534,751	—
Weighted average shares used to compute net income (loss) per share, diluted	242,184,524	227,923,636

Net income (loss) per share:
Basic	$0.02	$(0.07)
Diluted	$0.02	$(0.07)

	Year Ended December 31,
	2025	2024

Numerator
Net income (loss)	$16,327	$(66,948)

Denominator
Weighted average shares used to compute net income (loss) per share, basic	230,269,605	202,137,531
Effect of dilutive shares:
Stock-based compensation plans	76,596	—
Weighted average shares used to compute net income (loss) per share, diluted	230,346,201	202,137,531

Net income (loss) per share:
Basic	$0.07	$(0.33)
Diluted	$0.07	$(0.33)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2026	2025

Options to purchase common stock	23,924,411	20,991,136

Restricted stock units to purchase common stock	1,496,485	3,096,583

Warrants to purchase common stock	10,914	10,914

Employee Stock Purchase Plan	—	456,056

Total potentially dilutive securities excluded from denominator of the diluted earnings per share computation	25,431,810	24,554,689

	Year Ended December 31,
	2025	2024

Options to purchase common stock	24,809,770	20,659,336
Restricted stock units to purchase common stock	5,182,676	2,828,395
Warrants to purchase common stock	10,914	158,262
Employee Stock Purchase Plan	—	335,190

Total potentially dilutive securities excluded from denominator of the diluted earnings per share computation	30,003,360	23,981,183